Due From Related Party (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	May 11, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 12, 2017
Expenses paid out of funds held in account	$ 139,847
Due from officer						$ 72,774
Expenses paid by officer for reduction of amounts due from officer		$ 55,197
Capitalized website development		84,650
Third Party Investor [Member]
Purchase of restricted shares, value		$ 212,621